FINANCIAL DEBT WITH THIRD PARTIES - SENIOR SECURED NOTES, DEBENTURES (Details) R$ in Thousands	1 Months Ended	11 Months Ended			12 Months Ended
	Jan. 29, 2013 USD ($)	Dec. 12, 2016 BRL (R$)	Dec. 12, 2016 USD ($)	Nov. 22, 2012 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 26, 2016 BRL (R$)	Dec. 26, 2016 USD ($)	Nov. 22, 2012 USD ($)
Disclosure of detailed information about borrowings [line items]
Total debt						$ 88,680,000
Senior Secured Notes | Atento Luxco 1, S.A. [member]
Disclosure of detailed information about borrowings [line items]
Number of bonds	300,000
Nominal value per bond	1,000
Stated interest rate	7.375%
Early redemption amount					$ 0
Maturity Date	January 29, 2020				Year 2019
Principal					$ 0	294,068,000
Interest accrued					0	9,282,000
Total debt					$ 0	303,350,000
Senior Secured Notes | Atento Luxco 1, S.A. [member] | Level 1 member
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value						305,921,000
Senior Secured Notes | Time period band up to January 29 2016 | Atento Luxco 1, S.A. [member]
Disclosure of detailed information about borrowings [line items]
Redemption price of bond in percentage	107.375%
Redemption price with applicable premium	100.00%
Percentage of the principal amount of the notes	40.00%
Senior Secured Notes | Time period band 12 month period until Jan 29 2016 | Atento Luxco 1, S.A. [member]
Disclosure of detailed information about borrowings [line items]
Redemption price of bond in percentage	103.00%
Percentage of the principal amount of the notes	10.00%
Senior Secured Notes | 2016
Disclosure of detailed information about borrowings [line items]
Maturity Date					Year 2020
Senior Secured Notes | 2016 | Atento Luxco 1, S.A. [member]
Disclosure of detailed information about borrowings [line items]
Redemption price of bond in percentage	105.531%
Senior Secured Notes | 2017
Disclosure of detailed information about borrowings [line items]
Maturity Date					Year 2022
Senior Secured Notes | 2017 | Atento Luxco 1, S.A. [member]
Disclosure of detailed information about borrowings [line items]
Redemption price of bond in percentage	103.688%
Senior Secured Notes | 2018 | Atento Luxco 1, S.A. [member]
Disclosure of detailed information about borrowings [line items]
Redemption price of bond in percentage	101.844%
Senior Secured Notes | Year 2019 and after | Atento Luxco 1, S.A. [member]
Disclosure of detailed information about borrowings [line items]
Redemption price of bond in percentage	100.00%
Brazilian bonds - Debentures
Disclosure of detailed information about borrowings [line items]
Maturity Date				December 12, 2019
Principal					$ 0	156,083,000
Interest accrued					0	513,000
Total debt					$ 0	156,596,000
Debenture and bond, value				R$ 915,000					$ 365,000,000
Borrowings, interest rate basis				plus a spread of 3.70%
Repayment of bonds and debentures		R$ 44,562	$ 13,673,000				R$ 100,000	$ 30,683,000
Brazilian bonds - Debentures | Discounted cash flow
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value						$ 22,975,000
Brazilian bonds - Debentures | 2016
Disclosure of detailed information about borrowings [line items]
Maturity Date					Year 2023